Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 08, 2017
Registrant Name	ETF Series Solutions
Central Index Key	0001540305
Amendment Flag	false
Document Creation Date	Jun. 08, 2017
Document Effective Date	Jun. 10, 2017
Prospectus Date	Jun. 10, 2017
U.S. Global GO GOLD and Precious Metal Miners ETF | U.S. Global GO GOLD and Precious Metal Miners ETF
Prospectus:
Trading Symbol	GOAU